UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		January 4, 2005
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value Total:		67,338 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES	INV.  OTHER		VOTING AUTH
					CLASS			  X1000			DISC  MGR		NONE

First Data Corp                 cs  319963104       3,322       78100  sole              78100
Fannie Mae                      cs  313586109       2,482      34,850  sole             34,850
Great Bay Bancorp               cs  391648102         220       7,900  sole              7,900
General Electric                cs  369604103       3,776     103,459  sole            103,459
Citigroup Inc Wts               sw  172967127         108      76,197  sole             76,197
Healthcare Prop Inv             oa  421915109         602      21,724  sole             21,724
Hawaiian Elec                   cs  419870100       1,085      37,212  sole             37,212
Hewlett-Packard Co              cs  428236103       2,637     125,740  sole            125,740
Harsco Corp                     cs  415864107         366       6,558  sole              6,558
Intel                           cs  458140100       3,698     158,090  sole            158,090
Johnson and Johnson             cs  478160104       1,025      16,168  sole             16,168
JP Morgan Chase                 cs  46625H100         206       5,277  sole              5,277
Kinder Morgan, Inc.             cs  49455P101       6,656      91,010  sole             91,010
Kinder Morgan Energy            oa  494550106       3,016      68,035  sole             68,035
Coca-Cola Co.                   cs  191216100       2,401      57,659  sole             57,659
MBNA                            cs  55262L100         310      11,000  sole             11,000
Keyspan                         cs  49337W100       1,462      37,050  sole             37,050
Liberty Property Tr             oa  531172104         948      21,950  sole             21,950
Herman Miller Inc               cs  600544100         298      10,800  sole             10,800
Altria Group Inc                cs  718154107       1,822      29,820  sole             29,820
New Century Finl Cp             oa  6435EV108         777      12,150  sole             12,150
New Plan Realty                 oa  648053106         816      30,150  sole             30,150
O G E Energy Cp Hldg            cs  670837103       1,084      40,900  sole             40,900
Pub Svc Enterprise              cs  744573106       1,173      22,650  sole             22,650
Pfizer                          cs  717081103         688      25,603  sole             25,603
Peoples Energy Corp.            cs  711030106         916      20,845  sole             20,845
P M I Group Inc                 cs  69344M101       2,651      63,500  sole             63,500
Petrofund Energy Tr             cs  71648W108       2,054     157,500  sole            157,500
Quaker Fabric                   cs  747399103         246      43,700  sole             43,700
Sara Lee                        cs  803111103       1,273      52,718  sole             52,718
Solectron Corp.                 cs  834182107         483      90,620  sole             90,620
Southern Co.                    cs  842587107         509      15,175  sole             15,175
Smurfit Stone Cont.             cs  832727101       2,378     127,318  sole            127,318
Teco Energy Inc                 cs  872375100         630      41,050  sole             41,050
Tyco                            cs  902124106       3,368      94,245  sole             94,245
US Bancorp                      cs  902973304         631      20,150  sole             20,150
Verizon                         cs  92343V104         344       8,490  sole              8,490
Walgreen                        cs  931422109         594      15,488  sole             15,488
Wells Fargo                     cs  949746101         777      12,500  sole             12,500
Washington Mutual               cs  939322103       3,850      91,050  sole             91,050
Williams Companies              cs  969457100         864      53,065  sole             53,065
Wal-Mart                        cs  931142103       3,922      74,250  sole             74,250
Wyeth                           cs  983024100         251       5,890  sole              5,890
Exxon Mobil Corp.               cs  30231G102         619      12,078  sole             12,078





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